Oct. 31, 2024
Dimensional U.S. Core Equity 2 ETF
Dimensional U.S. Core Equity 2 ETF
Investment Objective

The investment objective of the Dimensional U.S. Core Equity 2 ETF (the “US Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional U.S. Core Equity 2 ETF Dimensional U.S. Core Equity 2 ETF
Management Fee	0.16%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.17%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

Expense Example	Dimensional U.S. Core Equity 2 ETF Dimensional U.S. Core Equity 2 ETF USD ($)
1 Year	$ 17
3 Years	55
5 Years	96
10 Years	$ 217

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Core Equity 2 ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Core Equity 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity 2 ETF is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Core Equity 2 ETF will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the US Core Equity 2 ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core Equity 2 ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core Equity 2 ETF may lend its portfolio securities to generate additional income.

The US Core Equity 2 ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Risk Table - Dimensional U.S. Core Equity 2 ETF	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Profitability Investment Risk

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Small and Mid-Cap Company Risk

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund will continue to be met.

Premium/Discount Risk

Premium/Discount Risk: The net asset value (“NAV”) of a fund and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional U.S. Core Equity 2 ETF —Total Returns

Annualized Returns (%)
Average Annual Total Returns - Dimensional U.S. Core Equity 2 ETF	Label	1 Year	5 Years	10 Years
Dimensional U.S. Core Equity 2 ETF	Return Before Taxes	19.67%	12.87%	11.22%
Dimensional U.S. Core Equity 2 ETF | After Taxes on Distributions	Return After Taxes on Distributions	19.37%	12.52%	10.75%
Dimensional U.S. Core Equity 2 ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Portfolio Shares	11.85%	10.23%	9.16%
Russell 3000® Index	Russell 3000® Index
Russell 3000® Index		23.81%	13.86%	12.55%